OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUALS

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2012	2011

Employees' salaries and payroll accruals	$328	$333
Accrued expenses and other	184	110
Settlement arrangement	-	791
Current maturity of capital lease	-	30

	$512	$1,264